LEASES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Leases
Operating lease right-of-use assets accordance with ASC842	$ 240,757
Operating lease liability accordance with ASC842	$ 240,757
Operating lease incremental borrowing rate percent	5.875%
Operating lease incremental borrowing margin rate percent	1.50%
Operating lease weighted average discount rate percent	7.375%		7.375%
Operating lease right of use asset	$ 240,757		$ 325,153
Operating lease expense	$ 84,693	$ 84,409